Share-Based Compensation Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Expenses
Share-based compensation expense	$ 16.9	$ 8.0
Deferred share units
Share-Based Compensation Expenses
Share-based compensation expense	10.6	2.6
Stock options and restricted share units
Share-Based Compensation Expenses
Share-based compensation expense	$ 6.3	$ 5.4